Products revenue - Summary Of Information About Product Revenue (Parenthetical) (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Summary Of Information About Product Revenue [Line Items]
Revenues	¥ 82,225,000	$ 11,581		¥ 473,740,000	¥ 631,838,000
Intelligent Router Products [Member]
Summary Of Information About Product Revenue [Line Items]
Revenues	¥ 13,839,000

[1]	The reclassification of amortization of other income and interest expense and guarantee fee to other income, net can be referenced in Note 2(ad).